Summary of Geographic Segment Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 7,937	$ 7,357	$ 5,900
Segment assets exclusive of assets under vehicle programs	5,832	5,119	3,848
Assets under vehicle programs	10,452	10,099	9,090
Property and equipment, net	614	529	493
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	5,030	4,637	4,489
Segment assets exclusive of assets under vehicle programs	3,729	3,094	2,177
Assets under vehicle programs	7,791	7,329	6,553
Property and equipment, net	424	366	365
All Other Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	2,907	2,720	1,411
Segment assets exclusive of assets under vehicle programs	2,103	2,025	1,671
Assets under vehicle programs	2,661	2,770	2,537
Property and equipment, net	$ 190	$ 163	$ 128